SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Social Security Insurance (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)
Social Security Insurance
Late fees related to social security insurance (as a percent)			0.05%	0.05%	0.05%
Late fees for its liabilities related to social security insurance	¥ 9,685,430		¥ 9,500,000	¥ 9,499,595		¥ 29,364,400	$ 1,364,183	$ 1,496,423
Late fees related to social security insurance	¥ 300,000	$ 42,173	¥ 1,396,221	¥ 1,852,378	$ 291,796	¥ 7,701,793